OTHER FINANCIAL ASSETS - Schedule of composition by currencies of other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets [Line Items]
Type of currency	$ 121,067	$ 209,304
Brazilian real
Other Financial Assets [Line Items]
Type of currency	13,323	18,767
Chilean peso
Other Financial Assets [Line Items]
Type of currency	3,006	6,440
Colombian peso
Other Financial Assets [Line Items]
Type of currency	1,216	1,461
Euro
Other Financial Assets [Line Items]
Type of currency	4,646	7,974
U.S.A dollar
Other Financial Assets [Line Items]
Type of currency	96,359	171,852
Other currencies
Other Financial Assets [Line Items]
Type of currency	$ 2,517	$ 2,810